Share Capital	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Share Capital

4.	Share Capital

The Company historically operated its business through its subsidiaries, VIEs and the subsidiary of the VIE. The Company, through a series of transactions which are accounted for as a reorganization of entities under common control, became the ultimate parent entity of these subsidiaries, VIEs and the subsidiary of the VIE on December 21, 2018. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.